Risk Management - Disclosure of analysis of credit risk profile, management adjustments to models for impairment allowance presented by product (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1,518,454)	£ (1,491,765)
Proportion of Management adjustments to total impairment allowance	6.40%	4.10%
Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (36,952)	£ (34,779)
Retail credit cards | Assets and liabilities classified as held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(5,755)	(5,970)
Retail credit cards | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(2,192)
Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(13,914)	(13,808)
Retail other | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	(1,328)
Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(133,324)	(129,625)
Corporate loans | Assets and liabilities classified as held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(46)	(54)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,727	£ 5,532
Accumulated impairment | Assets and liabilities classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of Management adjustments to total impairment allowance	2.10%	6.70%
Accumulated impairment | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 5,727	£ 5,532
Accumulated impairment | Total impairment allowance | Assets and liabilities classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	240	496
Accumulated impairment | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5,358	5,304
Accumulated impairment | Impairment allowance pre management adjustments | Assets and liabilities classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	235	463
Accumulated impairment | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	369	228
Accumulated impairment | Management adjustments | Assets and liabilities classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5	33
Accumulated impairment | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	115	78
Accumulated impairment | Economic uncertainty adjustments | Assets and liabilities classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5	0
Accumulated impairment | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	254	150
Accumulated impairment | Other adjustments | Assets and liabilities classified as held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	33
Accumulated impairment | Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,329	3,307	£ 3,486
Accumulated impairment | Retail credit cards | Assets and liabilities classified as held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 233	£ 271
Proportion of Management adjustments to total impairment allowance	2.10%	0.00%
Accumulated impairment | Retail credit cards | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 116
Proportion of Management adjustments to total impairment allowance	0.00%	13.70%
Accumulated impairment | Retail credit cards | Total impairment allowance | Assets and liabilities classified as held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 237	£ 277
Accumulated impairment | Retail credit cards | Total impairment allowance | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	117
Accumulated impairment | Retail credit cards | Impairment allowance pre management adjustments | Assets and liabilities classified as held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	232	277
Accumulated impairment | Retail credit cards | Impairment allowance pre management adjustments | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	101
Accumulated impairment | Retail credit cards | Management adjustments | Assets and liabilities classified as held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5	0
Accumulated impairment | Retail credit cards | Management adjustments | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	16
Accumulated impairment | Retail credit cards | Economic uncertainty adjustments | Assets and liabilities classified as held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5	0
Accumulated impairment | Retail credit cards | Economic uncertainty adjustments | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Accumulated impairment | Retail credit cards | Other adjustments | Assets and liabilities classified as held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Accumulated impairment | Retail credit cards | Other adjustments | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	16
Accumulated impairment | Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	517	410	353
Accumulated impairment | Retail other | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 97
Proportion of Management adjustments to total impairment allowance	0.00%	17.50%
Accumulated impairment | Retail other | Total impairment allowance | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 97
Accumulated impairment | Retail other | Impairment allowance pre management adjustments | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	80
Accumulated impairment | Retail other | Management adjustments | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	17
Accumulated impairment | Retail other | Economic uncertainty adjustments | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Accumulated impairment | Retail other | Other adjustments | Assets and liabilities classified as held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	17
Accumulated impairment | Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,326	1,166	£ 1,299
Accumulated impairment | Corporate loans | Assets and liabilities classified as held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3	£ 5
Proportion of Management adjustments to total impairment allowance	0.00%	0.00%
Accumulated impairment | Corporate loans | Total impairment allowance | Assets and liabilities classified as held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3	£ 5
Accumulated impairment | Corporate loans | Impairment allowance pre management adjustments | Assets and liabilities classified as held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3	5
Accumulated impairment | Corporate loans | Management adjustments | Assets and liabilities classified as held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Accumulated impairment | Corporate loans | Economic uncertainty adjustments | Assets and liabilities classified as held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Accumulated impairment | Corporate loans | Other adjustments | Assets and liabilities classified as held for sale | American Airlines portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0